Document and Entity Information	Jul. 06, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001514416
Document Type	8-K
Document Period End Date	Jul. 06, 2021
Entity Registrant Name	BANDWIDTH INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38285
Entity Tax Identification Number	56-2242657
Entity Address, Address Line One	900 Main Campus Drive
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27606
City Area Code	(800)
Local Phone Number	808-5150
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	BAND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false